Fund Summary
FTVIPT Managed Volatility Global Allocation Fund Class 2-03 | Franklin VolSmart Allocation VIP Fund
Investment Goal
Total return (including income and capital gains) while seeking to manage volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		FTVIPT Managed Volatility Global Allocation Fund Class 2-03 Franklin VolSmart Allocation VIP Fund Class 2
Management fees	[1]	0.80%
Distribution and service (12b-1) fees		0.25%
Other expenses	[1]	0.30%
Acquired fund fees and expenses	[1][2]	0.19%
Total annual Fund operating expenses	[1]	1.54%
Fee waiver and/or expense reimbursement	[3]	(0.45%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1][2][3]	1.09%
[1]	The fees and expenses in the table above have been restated to reflect changes in the management fee of the Fund, as well as changes in other expenses and acquired fund fees and expenses due to changes in the Fund's investment strategies effective on May 1, 2015. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The investment manager has contractually agreed to waive or assume certain expenses so that common expenses of the Fund (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.65% until at least April 30, 2016. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	FTVIPT Managed Volatility Global Allocation Fund Class 2-03 Franklin VolSmart Allocation VIP Fund Class 2
1 year	111
3 years	442
5 years	797
10 years	1,796

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.04% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment goal by allocating its assets across certain asset classes, sectors and strategies in an attempt to produce a diversified portfolio that will generate returns while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year (volatility within the 10% target is referred to as “Target Volatility”). The Fund’s assets are primarily invested in its “core portfolio,” which is principally comprised of various U.S. equity and fixed income investments and strategies, as described in more detail below. The Fund’s investment manager, Franklin Advisers, Inc. (Advisers), and one of the Fund’s sub-advisors, K2/D&S Management Co., L.L.C. (K2 Advisors) allocate the Fund’s assets among the strategies and investments in the core portfolio to diversify the assets of the Fund and to reduce the Fund’s risk of being significantly impacted by changes in a specific asset class.

In addition, Advisers and K2 Advisors employ two additional strategies to manage the Fund’s risk exposure to market volatility and to extreme market downturns. Advisers and K2 Advisors employ a volatility management strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the Fund’s Target Volatility. In employing this strategy, Advisers and K2 Advisors measure the Fund’s expected volatility and utilize certain derivative instruments (such as futures contracts on indices) to adjust the Fund’s expected volatility to within the Target Volatility, as described in more detail below. There is no guarantee that the Fund will stay within its Target Volatility. K2 Advisors also employs a “tail risk protection strategy,” designed to protect the Fund from risks related to extreme short-term market downturns (tail risk). K2 Advisors employs this strategy by utilizing certain derivatives (such as total return swap agreements) to hedge the tail risk of the Fund.

There is no guarantee that the Fund’s volatility management or tail risk protection strategies will be successful. The Fund’s Target Volatility is not a total return performance target – the Fund does not expect, nor does it represent, that its total return performance will be within any specified range. It is possible that the Fund could stay within its Target Volatility while having negative performance returns. Also, efforts to manage the Fund's volatility and protect against tail risk can be expected to limit the Fund's gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.

The Fund may obtain exposure to the strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy, or by investing in other mutual funds that would provide exposure to a certain strategy. In addition, the Fund is structured as a multi-manager fund in which Advisers sub-contracts with Franklin Advisory Services, LLC (Advisory Services) to manage the rising dividends strategy portion of the Fund’s core portfolio and K2 Advisors to assist in the management of the overall asset allocation, volatility management and tail risk protection strategies. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” generally may include any sub-advisor or investment advisor of an underlying fund, except as the context otherwise requires.

Core Portfolio

Under normal market conditions, the Fund’s core portfolio generally consists of: (1) direct investments in equity and other securities pursuant to the Fund’s rising dividends strategy; (2) investments in other Franklin Templeton funds (underlying funds) to gain exposure to equity and fixed income markets; and (3) cash, cash equivalents and money market securities. Initially, the core portfolio will be allocated according to approximately the following baseline percentages (plus or minus 5%) to achieve the Fund’s asset allocation strategy:

50% Rising Dividends Strategy (focuses on long-term capital appreciation and preservation of capital by primarily investing in equity securities of companies that have a history of consistent and substantial dividend increases)

10% Franklin DynaTech Fund (focuses on capital appreciation by primarily investing in equity securities of companies that the investment manager believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy)

13% Franklin Low Duration Total Return Fund (focuses on a high level of current income as is consistent with prudent investing, while seeking preservation of capital by investing primarily in investment grade debt securities and investments targeting an estimated average portfolio duration of three (3) years or less)

10% Franklin Strategic Income Fund (focuses on earning a high level of current income and, secondarily, capital appreciation over the long term by investing generally in U.S. and foreign debt securities, including those in emerging markets)

10% Franklin Income Fund (focuses on maximizing income while maintaining prospects for capital appreciation by generally investing in a diversified portfolio of debt and equity securities and shifting its investments from one asset class to another based on the investment manager’s analysis of the best opportunities for the fund’s portfolio in a given market)

7% Cash, Cash Equivalents and Money Market Securities (generally invests in cash, cash equivalents and high quality money market securities, including U.S. Government securities, U.S. Government agency securities, bank obligations, commercial paper, repurchase agreements and affiliated money market funds)

At the discretion of Advisers and K2 Advisors, the above funds and percentages may vary from time to time without shareholder approval, e.g., based on market conditions or the investment managers’ assessment of an asset class’ relative attractiveness as an investment opportunity or as part of the volatility management strategy. In addition, as a result of the Fund’s use of derivatives, and/or in an effort to manage expected volatility, the Fund may hold significant amounts of cash, cash equivalents and money market instruments.

Volatility Management Strategy

The Fund employs a volatility management strategy usually by entering into S&P 500 Index futures contracts (S&P futures contracts). While there can be no guarantee that the Fund will remain within its Target Volatility, the volatility management strategy seeks to stabilize the volatility of the Fund's returns and to reduce the downside risk of the Fund during periods of significant and sustained market declines. In this context, “volatility” is a statistical measurement of the frequency and level of up and down fluctuations of the Fund’s returns over time. Volatility may result in rapid and dramatic price swings. Volatility, in other words, represents the average annual deviation of the Fund’s return around the average Fund return.

In seeking to manage the Fund’s volatility, Advisers and K2 Advisors measure the expected annual volatility of the Fund’s core portfolio. If the Fund’s expected annual volatility exceeds the Target Volatility, the Fund will write (sell) one or more equity index futures contracts with the goal of decreasing the core portfolio’s exposure to U.S. equity securities so that the expected annual volatility of the Fund is at or below the target of 10%. Generally, Advisers and K2 Advisors intend to use the strategy to reduce risk and would not employ the volatility management strategy if the expected volatility of the Fund’s core portfolio is at or below the Target Volatility. The volatility strategy may cause the Fund’s effective exposure to certain asset classes to be greater or less than its direct investments.

Tail Risk Protection Strategy

K2 Advisors also employs a tail risk protection strategy to provide protection against rare events that can significantly and negatively affect the portfolio, while attempting to preserve upside potential. Tail risk refers to the possibility that the return on an investment (or portfolio) will deviate significantly outside of the average range within which an investment manager assumes an investment's (or portfolio’s) returns will remain, resulting in unexpected and significant losses.

In implementing the tail risk protection strategy, the Fund currently enters into one or more total return swaps on a systematic rules-based index that uses a mathematical methodology to automatically increase or decrease exposure to short- and medium-term futures on the Chicago Board Options Exchange (CBOE) Market Volatility Index (VIX), which is a well-known measure of market expectations of volatility conveyed by S&P 500 stock index option prices. K2 Advisors believes that exposure to the index through one or more swaps will mitigate tail risk because the Fund should experience a gain on the swap during negative market events, which will mitigate the Fund’s losses in such an event. The Fund expects to be engaged in one or more swaps on the index at all times to ensure continued exposure to the index, even in periods of low volatility when the index is exposed only to cash. In the future, however, the Fund may use other instruments to protect against tail risk.

With respect to the Fund's derivative investments, the Fund may enter into equity index futures contracts and total return swap agreements in connection with the Fund’s volatility management and tail risk protection strategies, respectively. In addition, the underlying funds may enter into various transactions involving complex derivative instruments for hedging or investment purposes.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Volatility Management and Tail Risk Protection Strategies

There can be no guarantee that the Fund's volatility management or tail risk protection strategies will be successful; moreover, achieving the Fund’s strategy of limiting the Fund’s annual volatility or protecting against tail risk does not mean the Fund will achieve a positive or competitive return. The actual volatility that the Fund experiences may be significantly higher than its Target Volatility. In addition, the volatility management strategy focuses on managing the volatility of the U.S. equity markets – to the extent the underlying funds have exposure to foreign markets, volatility resulting from those investments will not be managed under the volatility management strategy. The volatility management and tail risk protection strategies can be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt these strategies.

In seeking to manage the Fund’s portfolio and overall volatility, Advisers and K2 Advisors use proprietary and third-party risk modeling systems to obtain short-term risk and correlation forecasts. In addition, the tail risk protection strategy exposes the Fund to a rule-based index that uses algorithms to calculate volatility. There is no assurance that the modeling systems or the algorithms used by the index are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate.

In cases of extreme market conditions during which there is price dislocation for certain securities or in the event of systemic market dislocation, the Fund’s managed volatility strategy may cause the Fund to be significantly over- or under-exposed to a specific security or asset class, which may cause the Fund to lose significantly more than it would have lost had the managed volatility strategy or the risk models not been used. Although the Fund’s tail risk protection strategy is designed to protect the Fund in such periods of extreme or sudden market decline, there is no guarantee that it will.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Investing in Underlying Funds

Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Index Investing

The Fund will have exposure to certain securities and volatility indexes. The sponsors of these indexes are under no obligation to continue the calculation and dissemination of the indexes.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative and are more vulnerable to economic changes, such as a recession or a sustained period of rising interest rates, that could affect the issuers' ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Performance

The following bar chart and table provide some indication of the risks of an investment in the Fund. The bar chart shows the Fund's performance for the most recent calendar year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year and since inception compared to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. On May 1, 2015, the Fund's investment strategies changed. The performance below is attributable to the Fund's performance before the strategy change.

The inclusion of the Barclays U.S. Aggregate Index shows how the Fund’s performance compares to a group of securities in a leading bond index. The inclusion of the Blended Benchmark shows how the Fund’s performance compares with a blend of leading stock and bond indices to better reflect the asset allocation of the Fund’s portfolio. The Blended Benchmark is calculated internally and is comprised of: 60% S&P 500 Index; 30% Barclays U.S. Aggregate Index; and 10% Barclays 1-3 Month U.S. Treasury Bill Index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Annual Total Returns

Best Quarter:	Q2'14	3.66%
Worst Quarter:	Q3'14	-2.82%
As of March 31, 2015, the Fund's year-to-date return was 1.08%.

Average Annual Total Returns For the periods ended December 31, 2014
Average Annual Total Returns FTVIPT Managed Volatility Global Allocation Fund Class 2-03 Franklin VolSmart Allocation VIP Fund	Past 1 year	Since Inception	Inception Date
Class 2			Apr. 01, 2013
Class 2 Return Before Taxes	3.60%	3.53%
S&P 500® Index	13.69%	19.56%
Barclays U.S. Aggregate Index	5.95%	2.18%
Blended Benchmark (index reflects no deduction for fees, expenses or taxes)	9.98%	12.16%

No one index is representative of the Fund's portfolio.